Organizational structure (Details Textual)	12 Months Ended
Mar. 31, 2018
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Organizational structures [Line Items]
Proportion of ownership interest in subsidiary	51.33%